INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 700	$ 1,100
Impairment recognized	6,300	14,903
Cannabis License | Retail Reportable Segment
Finite-Lived Intangible Assets [Line Items]
Impairment recognized	$ 6,300	9,400
Customer Relationships | Consumer Packaged Goods
Finite-Lived Intangible Assets [Line Items]
Impairment recognized		2,000
Intellectual Property | Consumer Packaged Goods
Finite-Lived Intangible Assets [Line Items]
Impairment recognized		$ 3,500